Debt - Construction loans (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Amount Drawn	$ 66,174	$ 116,656	$ 0
LIBOR
Debt Instrument [Line Items]
Interest Rate	0.50%	0.50%
LIBOR Floor
Debt Instrument [Line Items]
Interest Rate	3.25%	3.25%
Construction Loan Payable
Debt Instrument [Line Items]
Loan Amount	$ 118,625	$ 181,875
Amount Drawn	66,174	116,656
Sugarmont (1) | Construction Loan Payable
Debt Instrument [Line Items]
Loan Amount		63,250
Amount Drawn		$ 59,660
Sugarmont (1) | Construction Loan Payable | LIBOR
Debt Instrument [Line Items]
Interest Rate		3.00%
Park Avenue | Construction Loan Payable
Debt Instrument [Line Items]
Loan Amount	37,000	$ 37,000
Amount Drawn	$ 33,512	$ 29,520
Park Avenue | Construction Loan Payable | LIBOR
Debt Instrument [Line Items]
Interest Rate	1.75%	1.75%
Cottonwood on Broadway | Construction Loan Payable
Debt Instrument [Line Items]
Loan Amount	$ 44,625	$ 44,625
Amount Drawn	$ 30,859	$ 27,476
Cottonwood on Broadway | Construction Loan Payable | LIBOR
Debt Instrument [Line Items]
Interest Rate	1.90%	1.90%
Cottonwood on Highland | Construction Loan Payable
Debt Instrument [Line Items]
Loan Amount	$ 37,000	$ 37,000
Amount Drawn	$ 1,803	$ 0
Cottonwood on Highland | Construction Loan Payable | LIBOR
Debt Instrument [Line Items]
Interest Rate	2.75%	2.75%